Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Changes in the value of the hedging instrument recognized in income [member] | Excluded from assessment of hedge effectiveness and offset by economic hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedging gains/losses	$ 3	$ (19)